Bank Borrowings and Restricted Cash (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY
Short-term facilities:
Short-term facilities	$ 75,818	465,324		417,323		281,918
Long-term facilities - Current portion	17,851	109,559		175,338		203,967
Debt, Current	93,669	574,883	93,300	592,661	75,200	485,885
Long-term facilities:
Long-term portion	77,240	474,052	107,600	683,456		1,228,993
Long-term Debt and Capital Lease Obligations	77,240	474,052		683,456		1,228,993
Restricted Cash	$ 37,709	231,434		398,706		456,250